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[AETNA LOGO]                                          Aetna Inc.
[AETNA LETTERHEAD]                                    151 Farmington Avenue
                                                      Hartford, CT  06156-8975


                                                      J. NEIL MCMURDIE
                                                      Counsel
                                                      AFS Law, TS31
December 13, 2000                                     (860) 273-1672
                                                      Fax:  (860) 273-3227

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Attention:  Filing Desk

RE:    AETNA LIFE INSURANCE AND ANNUITY COMPANY AND ITS VARIABLE ANNUITY
       ACCOUNT C
       POST-EFFECTIVE AMENDMENT NO. 22 TO REGISTRATION STATEMENT ON FORM N-4 PROSPECTUS TITLE: '84 AETNA INDIVIDUAL RETIREMENT ANNUITY
       FILE NOS.: 33-75992 AND 811-2513

Ladies and Gentlemen:

We are submitting for filing, pursuant to Rule 485(b) of the Securities Act of 1933, Post-Effective Amendment No. 22 to the Registration Statement on Form N-4. This filing describes '84 Aetna Individual Retirement Annuity Contracts (the "Contracts"). This filing is being submitted on behalf of Aetna Life Insurance and Annuity Company (the "Company") and its Variable Annuity Account C.

The purpose of this filing is to disclose information regarding (1) the consummation of the transaction resulting in the Company becoming an indirect wholly-owned subsidiary of ING Groep N.V.; and (2) the change in the principal underwriter for the Contracts from Aetna Life Insurance and Annuity Company to one of its affiliates, Aetna Investment Services, LLC.

It is proposed that this Post-Effective Amendment No. 22 become effective on December 14, 2000.

As counsel to the Registrant, I have reviewed the enclosed Post-Effective Amendment No. 22 that is being filed under Rule 485(b)(1) of the Securities Act of 1933. Pursuant to Rule 485(b)(4), I hereby represent that the enclosed Post-Effective Amendment No. 22 does not contain any disclosure which would render it ineligible to become effective under Rule 485(b)(1).

If you have any questions, please call the undersigned at 860-273-1672 or Julie Rockmore at 860-273-4686.

Sincerely,

/s/ J. Neil McMurdie

J. Neil McMurdie